Net Earnings per Share - Summary of Net Earnings per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
WEIGHTED AVERAGE NUMBER OF COMMON SHARES	582,269,000	624,900,000
Dilutive effect of stock options	777,000	0
Dilutive effect of share-settled performance share units ("PSUs")	56,000	0
Weighted average number of diluted common shares	583,102,000	624,900,000